Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date of the consolidated financial statements were issued. Based upon this review, other than described below, the Company determined that there have been no other events that have occurred that would require adjustments to the disclosures in the consolidated financial statements.

On February 2, 2024, the Company held an Extraordinary General Meeting at which the shareholders voted to extend the time the Company has to consummate an initial business combination from February 2, 2024 (the “Original Termination Date”) up to 6 times by an additional 1 month each month after the Original Termination Date, by resolution of the Board, upon deposit of $0.025 into the Company’s Trust Account for each Public Share that has not been redeemed in accordance with the terms of Company’s amended and restated memorandum and articles of association, provided that such extension payment must be made prior to, on, or as soon as practicable after, the applicable Termination Date, until August 2, 2024, the date by which, if the Company has not consummated a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination involving the Company, with one or more businesses or entities, the Company must (a) cease all operations except for the purpose of winding up; (b) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Class A ordinary shares sold in the Company’s initial public offering; and (c) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the directors, liquidate and dissolve, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law.

In connection with such vote, on February 2, 2024, the holders of an aggregate of 305,218 Public Shares exercised their right to redeem their shares for an aggregate of approximately $3,301,573 in cash held in the Trust Account.

On February 2, 2024, the parties to the Merger Agreement entered into that certain Amendment to Agreement and Plan of Merger (the “Amendment”) pursuant to which the parties agreed to extend the date on which the Merger Agreement may be terminated by the parties if the Closing (as defined in the Merger Agreement) has not occurred from February 2, 2024 until March 31, 2024. The foregoing description of the Amendment is not complete and is subject to and qualified in its entirety by reference to the Amendment, a copy of which is filed with the Current Report on Form 8-K, filed on February 7, 2024, as Exhibit 2.1, and the terms of which are incorporated by reference herein.

On February 2, 2024, the Company received a letter from the NYSE American LLC (“NYSE American” or the “Exchange”) stating that the staff of NYSE Regulation has determined to commence proceedings to delist the Company’s Class A ordinary shares, Units and Rights (collectively, the “Securities”) pursuant to Sections 119(b) and 119(f) of the NYSE American Company Guide because the Company failed to consummate a business combination within 36 months of the effectiveness of its initial public offering registration statement, or such shorter period that the Company specified in its registration statement. At this time, the Securities have not been suspended and will continue to trade.

As indicated in the letter from NYSE American, the Company has a right to a review of the delisting determination by a Committee of the Board of Directors of the Exchange, provided a written request for such review is requested no later than February 9, 2024. The Company intends to make such request.